Investment property (Table)	12 Months Ended
Jun. 30, 2018
Investment properties
Schedule of investment property

£'000
At 1 July 2016
Cost	19,128
Accumulated depreciation and impairment	(5,681)

Net book amount	13,447

Year ended 30 June 2017
Opening net book amount	13,447
Additions	641
Depreciation charge	(122)

Closing net book amount	13,966

At 30 June 2017
Cost	19,769
Accumulated depreciation and impairment	(5,803)

Net book amount	13,966

Year ended 30 June 2018
Opening net book amount	13,966
Depreciation charge	(130)

Closing net book amount	13,836

At 30 June 2018
Cost	19,769
Accumulated depreciation and impairment	(5,933)

Net book amount	13,836